Balance Sheet Components- Schedule of Allowance For Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 1.4	$ 13.5
Recoveries (Write-offs)	0.1	(6.5)
Reversal of allowance	(1.2)	(5.5)
Impact of foreign currency translation	0.0	(0.1)
Ending balance	$ 0.3	$ 1.4